BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

11. BUSINESS COMBINATIONS

The Company accounts for business combinations under the acquisition method of accounting, in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, which requires assets acquired and liabilities assumed to be recognized at their fair values on the acquisition date. Any excess of the fair value of purchase consideration over the fair value of the assets acquired less liabilities assumed is recorded as goodwill. The fair values of the assets acquired and liabilities assumed are determined based upon the valuation of the acquired business and involves management making significant estimates and assumptions.

Advantech

On April 23, 2021 iCoreConnect Inc., a Nevada corporation (“Buyer”), acquired substantially all of the assets and business of Heyns Unlimited LLC, an Arizona limited liability company, doing business as Advantech (“Seller”), in exchange for (i) 5,000,000 shares of restricted Common Stock of Buyer, (ii) $1,800,000 in cash and (iii) the assumption of certain liabilities and obligations of Seller.

For the period April 1, 2021 through May 17, 2021, the Company issued 10,420,000 shares of Common Stock for cash proceeds totaling $1,042,000 The proceeds were used for the acquisition of Advantech and general corporate purposes. The Company also issued 5,000,000 shares of common stock during the period to acquire the assets of Advantech.

Business Computer Solutions (BCS)

On May 31, 2021 the Company acquired substantially all of the assets and business of BCS Tech Center, Inc., an Arizona corporation doing business as Business Computer Solutions (“Seller”), in exchange for (i) 250,000 shares of Common Stock of Buyer, (ii) $100,000 in cash, and (iii) the assumption of certain specified debts, liabilities and obligations, all upon the terms and conditions set forth in an Asset Purchase Agreement dated as of May 31, 2021 (the “BCS Tech Center, Inc. Asset Purchase Agreement”).

Spectrum Technology Solutions (STS)

On September 1, 2021 the Company acquired substantially all of the assets and business of Spectrum Technology Solutions, LLC, an Arizona limited liability company doing business as STS (“Seller”), in exchange for (i) 4,046,617 shares of common stock of Buyer and; (ii) $1,350,000 in cash all upon the terms and conditions set forth in an Asset Purchase Agreement dated as of September 1, 2021 (the “Spectrum Technology Solutions, LLC Asset Purchase Agreement”).

Pursuant to the guidance in FASB Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, the Company calculated the estimated fair value of the acquired customer relationships using the discounted cash flow approach. The key assumptions and inputs into the cash flow model used were: (1) an annual customer attrition rate of 8%, (2) a gross margin percentage of 55%, (3) a tax rate of 23.50% and (4) a discount rate of 12%.

Certain fair values of acquired assets and assumed liabilities may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods within the measurement period when it reflects new information obtained about facts and circumstances that were in existence at the acquisition date. The measurement period cannot exceed one year from the acquisition date.

The following table summarizes the consideration paid and the fair value of the assets acquired and liabilities assumed as of the dates detailed in the table:

	Advantech	BCS	STS
Consideration Paid:	April 23, 2021	May 31, 2021	September 1, 2021
Cash	$1,800,000	$100,000	$1,500,000
Common stock	500,000	25,000	500,000
	$2,300,000	$125,000	$2,000,000

Fair values of identifiable assets acquired and liabilities assumed:

Assets acquired:
Cash	$26,944	$5,120	$150,000
Other current asset	-	-	35,223
Right of Use - Lease	-	-	-
Fixed Assets	9,875	-	32,000
Customer relationships	1,476,630	100,000	1,606,805
Total assets acquired	$1,513,449	$105,120	$1,824,028

Liabilities assumed:
Due to Seller	-	-	-
Accrued Liability	11,185	-	-
Deferred revenue	-	-	-
Lease Liability	-	-	-
Total liabilities assumed	$11,185	$-	$-

Net assets acquired	$1,502,264	$105,120	$1,824,028

Goodwill	$797,736	$19,880	$175,972